Risk management - Wholesale Banking: Forborne portfolio by geographical area (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Forborne assets	€ 13,461	€ 12,817
Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	5,910	5,934
Wholesale Banking | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets	316	217
Wholesale Banking | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets	3	172
Wholesale Banking | Germany
Disclosure of credit risk exposure [line items]
Forborne assets	336	372
Wholesale Banking | Poland
Disclosure of credit risk exposure [line items]
Forborne assets	662	630
Wholesale Banking | United Kingdom
Disclosure of credit risk exposure [line items]
Forborne assets	676	444
Wholesale Banking | Italy
Disclosure of credit risk exposure [line items]
Forborne assets	547	389
Wholesale Banking | Rest of Europe
Disclosure of credit risk exposure [line items]
Forborne assets	1,081	1,339
Wholesale Banking | America
Disclosure of credit risk exposure [line items]
Forborne assets	1,313	1,586
Wholesale Banking | Asia
Disclosure of credit risk exposure [line items]
Forborne assets	711	652
Wholesale Banking | Australia
Disclosure of credit risk exposure [line items]
Forborne assets	212	79
Wholesale Banking | Africa
Disclosure of credit risk exposure [line items]
Forborne assets	53	54
Of which: performing
Disclosure of credit risk exposure [line items]
Forborne assets	7,732	7,178
Of which: performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	3,194	3,191
Of which: performing | Wholesale Banking | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets	191	69
Of which: performing | Wholesale Banking | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets	3	165
Of which: performing | Wholesale Banking | Germany
Disclosure of credit risk exposure [line items]
Forborne assets	29	62
Of which: performing | Wholesale Banking | Poland
Disclosure of credit risk exposure [line items]
Forborne assets	305	284
Of which: performing | Wholesale Banking | United Kingdom
Disclosure of credit risk exposure [line items]
Forborne assets	516	266
Of which: performing | Wholesale Banking | Italy
Disclosure of credit risk exposure [line items]
Forborne assets	519	353
Of which: performing | Wholesale Banking | Rest of Europe
Disclosure of credit risk exposure [line items]
Forborne assets	558	940
Of which: performing | Wholesale Banking | America
Disclosure of credit risk exposure [line items]
Forborne assets	545	867
Of which: performing | Wholesale Banking | Asia
Disclosure of credit risk exposure [line items]
Forborne assets	313	111
Of which: performing | Wholesale Banking | Australia
Disclosure of credit risk exposure [line items]
Forborne assets	177	34
Of which: performing | Wholesale Banking | Africa
Disclosure of credit risk exposure [line items]
Forborne assets	37	40
Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets	5,729	5,640
Of which: non-performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	2,716	2,743
Of which: non-performing | Wholesale Banking | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets	124	148
Of which: non-performing | Wholesale Banking | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets	0	7
Of which: non-performing | Wholesale Banking | Germany
Disclosure of credit risk exposure [line items]
Forborne assets	307	310
Of which: non-performing | Wholesale Banking | Poland
Disclosure of credit risk exposure [line items]
Forborne assets	357	346
Of which: non-performing | Wholesale Banking | United Kingdom
Disclosure of credit risk exposure [line items]
Forborne assets	160	178
Of which: non-performing | Wholesale Banking | Italy
Disclosure of credit risk exposure [line items]
Forborne assets	28	36
Of which: non-performing | Wholesale Banking | Rest of Europe
Disclosure of credit risk exposure [line items]
Forborne assets	523	399
Of which: non-performing | Wholesale Banking | America
Disclosure of credit risk exposure [line items]
Forborne assets	768	719
Of which: non-performing | Wholesale Banking | Asia
Disclosure of credit risk exposure [line items]
Forborne assets	398	541
Of which: non-performing | Wholesale Banking | Australia
Disclosure of credit risk exposure [line items]
Forborne assets	35	44
Of which: non-performing | Wholesale Banking | Africa
Disclosure of credit risk exposure [line items]
Forborne assets	€ 15	€ 15